Disclosure of detailed information about options, valuation assumptions (Details) - yr	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Statement [Line Items]
Risk-free interest rate	0.79%	0.51%
Expected life (years)	2.63	2.58
Dividend rate	0.00%	0.00%
Annualized volatility	68.00%	73.00%
Forfeiture rate	13.00%	15.00%